Notes relating to the consolidated statement of financial position - Defined Benefit Plans - Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 1
Ending balance	€ 25	€ 1
Discount rate	1.30%	1.30%
Term of Benefit Obligations	21 years
Weighted average age of the plan participants	46 years	48 years
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 670	€ 486
Service cost	352	113
Interest expense / income (−)	11	6
Contributions by plan participants	(148)	(64)
Actuarial gains (+) / losses (-)	124	131
Benefits paid / transfers out	(2)	(2)
Ending balance	1,007	670
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	669	486
Interest expense / income (−)	10	7
Administrative costs and taxes	(46)	(19)
Contributions by company & participants	423	176
Contributions by plan participants	(148)	(64)
Actuarial gains (+) / losses (-)	76	85
Benefits paid / transfers out	(2)	(2)
Ending balance	€ 982	€ 669